Quarterly Holdings Report
for
Fidelity® Convertible Securities Fund
February 28, 2026
CVS-NPRT1-0426
1.797939.122
Common Stocks - 7.7%
	Shares	Value ($)
CANADA - 0.8%
Materials - 0.5%
Metals & Mining - 0.5%
Almonty Industries Inc (United States) (b)	597,600	10,989,864
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
TransAlta Corp	465,300	6,395,935
TOTAL CANADA		17,385,799
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA	337,200	7,873,086
MONACO - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Scorpio Tankers Inc (c)	125,100	9,892,908
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,200	5,319,036
UNITED STATES - 5.8%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
Alphabet Inc Class A	14,800	4,614,048
Meta Platforms Inc Class A	6,800	4,407,624
TOTAL COMMUNICATION SERVICES		9,021,672
Consumer Discretionary - 1.5%
Automobiles - 0.2%
Tesla Inc (b)	9,100	3,662,841
Hotels, Restaurants & Leisure - 1.0%
Churchill Downs Inc	59,100	5,433,063
Penn Entertainment Inc (b)	352,500	5,513,100
Sabre Corp (b)(d)	451,400	532,652
SHARPLINK INC (b)(d)	1,587,900	10,829,478
		22,308,293
Household Durables - 0.1%
TopBuild Corp (b)	5,125	2,297,538
Specialty Retail - 0.2%
Dick's Sporting Goods Inc	23,000	4,683,490
GameStop Corp warrants 10/30/2026 (b)	88,350	379,905
		5,063,395
TOTAL CONSUMER DISCRETIONARY		33,332,067
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
DHT Holdings Inc (c)	2,029,695	39,558,756
Financials - 0.2%
Financial Services - 0.2%
Shift4 Payments Inc Class A (b)(d)	77,000	3,393,390
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp (b)	35,100	2,697,435
Industrials - 0.8%
Aerospace & Defense - 0.3%
Boeing Co (b)	8,400	1,911,252
Byrna Technologies Inc (b)(d)	308,111	3,937,659
		5,848,911
Building Products - 0.1%
Builders FirstSource Inc (b)	22,300	2,325,667
Machinery - 0.3%
Kennametal Inc	176,800	7,121,504
Professional Services - 0.1%
Parsons Corp (b)	38,200	2,521,200
TOTAL INDUSTRIALS		17,817,282
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Insight Enterprises Inc (b)	39,900	3,334,044
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp	22,800	4,039,932
Software - 0.2%
Microsoft Corp	9,300	3,652,482
TOTAL INFORMATION TECHNOLOGY		11,026,458
Materials - 0.1%
Chemicals - 0.1%
Scotts Miracle-Gro Co/The	32,400	2,271,888
Construction Materials - 0.0%
James Hardie Industries PLC (b)	8,806	214,425
TOTAL MATERIALS		2,486,313
Utilities - 0.4%
Electric Utilities - 0.4%
PG&E Corp	508,700	9,665,300
TOTAL UNITED STATES		128,998,673
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (b)	144,600	4,329,360
TOTAL COMMON STOCKS (Cost $126,686,094)		173,798,862

Convertible Corporate Bonds - 78.2%
	Principal Amount (a)	Value ($)
CHINA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd 0.5% 6/1/2031	2,348,000	3,618,268
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc 3.5% 12/15/2029 (f)	1,390,000	1,463,670
TOTAL CHINA		5,081,938
UNITED STATES - 78.0%
Communication Services - 5.2%
Diversified Telecommunication Services - 0.7%
AST SpaceMobile Inc 2% 1/15/2036 (f)	7,104,000	7,388,160
AST SpaceMobile Inc 2.25% 4/15/2036 (f)	6,880,000	6,487,971
AST SpaceMobile Inc 2.375% 10/15/2032 (f)	2,083,000	2,989,105
		16,865,236
Entertainment - 2.7%
Liberty Live Holdings Inc 2.375% 9/30/2053 (f)	8,682,000	14,004,066
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	6,641,000	8,019,008
Live Nation Entertainment Inc 2.875% 1/15/2030	7,623,000	8,537,759
Live Nation Entertainment Inc 2.875% 10/15/2031 (f)	8,497,000	8,900,608
Live Nation Entertainment Inc 3.125% 1/15/2029	7,269,000	11,639,850
Sphere Entertainment Co 3.5% 12/1/2028	1,073,000	3,644,444
Zynga Inc 0% 12/15/2026 (g)	5,479,000	5,616,190
		60,361,925
Interactive Media & Services - 0.5%
Snap Inc 0.125% 3/1/2028	2,650,000	2,421,305
Snap Inc 0.5% 5/1/2030	5,030,000	4,076,815
Trump Media & Technology Group Corp 0% 5/29/2028 (f)(i)	4,935,000	4,552,538
		11,050,658
Media - 1.3%
Cable One Inc 1.125% 3/15/2028	2,164,000	1,655,460
Cardlytics Inc 4.25% 4/1/2029	2,967,000	1,127,189
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (h)	5,177,342	18,288,961
Liberty Broadband Corp 3.125% 3/31/2053 (f)	6,087,000	6,062,652
Magnite Inc 0.25% 3/15/2026	1,390,000	1,379,992
		28,514,254
TOTAL COMMUNICATION SERVICES		116,792,073
Consumer Discretionary - 6.4%
Automobile Components - 0.5%
LCI Industries 3% 3/1/2030 (f)	5,755,000	7,300,218
Patrick Industries Inc 1.75% 12/1/2028	1,893,000	3,608,058
		10,908,276
Automobiles - 1.3%
Lucid Group Inc 5% 4/1/2030 (f)	7,235,000	3,787,523
Lucid Group Inc 7% 11/1/2031 (f)	3,020,000	2,164,962
Rivian Automotive Inc 3.625% 10/15/2030	10,998,000	10,778,419
Rivian Automotive Inc 4.625% 3/15/2029	11,442,000	12,455,615
		29,186,519
Broadline Retail - 0.4%
Etsy Inc 0.125% 10/1/2026	4,257,000	4,228,904
Etsy Inc 1% 6/15/2030 (f)	4,444,000	4,507,549
		8,736,453
Diversified Consumer Services - 0.2%
Stride Inc 1.125% 9/1/2027	2,826,000	4,691,160
Hotels, Restaurants & Leisure - 2.0%
Cheesecake Factory Inc/The 2% 3/15/2030 (f)	3,713,000	4,116,891
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (f)	7,286,000	5,938,090
DoorDash Inc 0% 5/15/2030 (f)(g)	20,782,000	20,023,457
DraftKings Holdings Inc 0% 3/15/2028 (g)	4,200,000	3,790,500
NCL Corp Ltd 0.875% 4/15/2030 (f)	8,138,000	9,728,979
NCL Corp Ltd 1.125% 2/15/2027	1,316,000	1,344,952
		44,942,869
Household Durables - 0.2%
Meritage Homes Corp 1.75% 5/15/2028	3,864,000	3,975,874
Leisure Products - 0.1%
Peloton Interactive Inc 5.5% 12/1/2029	2,368,000	3,104,447
Specialty Retail - 1.7%
Burlington Stores Inc 1.25% 12/15/2027	3,353,000	5,245,769
GameStop Corp 0% 6/15/2032 (f)(i)	28,052,000	30,183,952
RealReal Inc/The 4% 2/15/2031 (e)(f)	975,000	1,409,362
Wayfair Inc 3.25% 9/15/2027	845,000	1,122,583
Wayfair Inc 3.5% 11/15/2028	444,000	791,430
		38,753,096
TOTAL CONSUMER DISCRETIONARY		144,298,694
Consumer Staples - 0.8%
Food Products - 0.6%
Freshpet Inc 3% 4/1/2028	6,118,000	8,396,202
Post Holdings Inc 2.5% 8/15/2027	3,855,000	4,356,150
		12,752,352
Personal Care Products - 0.2%
Herbalife Ltd 4.25% 6/15/2028	1,763,000	2,442,637
Oddity Finance LLC 0% 6/15/2030 (f)(i)	3,900,000	2,549,625
		4,992,262
TOTAL CONSUMER STAPLES		17,744,614
Energy - 2.0%
Energy Equipment & Services - 0.7%
Liberty Energy Inc 0% 3/1/2031 (f)(i)	4,425,000	4,787,850
Nabors Industries Inc 1.75% 6/15/2029	1,633,000	1,469,699
Solaris Energy Infrastructure Inc 0.25% 10/1/2031	4,055,000	4,722,048
Solaris Energy Infrastructure Inc 4.75% 5/1/2030	974,000	2,074,133
Transocean International Ltd 4.625% 9/30/2029	1,370,000	2,690,565
		15,744,295
Oil, Gas & Consumable Fuels - 1.3%
Centrus Energy Corp 0% 8/15/2032 (f)(g)	5,108,000	5,889,524
Centrus Energy Corp 2.25% 11/1/2030	2,541,000	5,906,555
CNX Resources Corp 2.25% 5/1/2026	1,594,000	5,169,342
Northern Oil & Gas Inc 3.625% 4/15/2029	5,257,000	5,532,993
Peabody Energy Corp 3.25% 3/1/2028	2,047,000	3,628,308
World Kinect Corp 3.25% 7/1/2028	2,580,000	2,815,295
		28,942,017
TOTAL ENERGY		44,686,312
Financials - 4.3%
Capital Markets - 2.2%
Coinbase Global Inc 0% 10/1/2029 (f)(g)	8,752,000	7,685,131
Coinbase Global Inc 0.25% 4/1/2030	16,207,000	15,072,510
Coinbase Global Inc 0.5% 6/1/2026	8,408,000	8,307,104
Galaxy Digital Holdings LP 0.5% 5/1/2031 (f)	8,196,000	6,081,432
Galaxy Digital Holdings LP 2.5% 12/1/2029 (f)	2,750,000	3,339,875
Galaxy Digital Holdings LP 3% 12/15/2026 (f)	2,750,000	2,888,875
Hercules Capital Inc 4.75% 9/1/2028 (f)	1,840,000	1,773,944
WisdomTree Inc 3.25% 8/15/2029	1,569,000	2,399,786
WisdomTree Inc 4.625% 8/15/2030 (f)	1,100,000	1,303,500
		48,852,157
Consumer Finance - 1.0%
SoFi Technologies Inc 0% 10/15/2026 (f)(g)	2,146,000	2,267,249
SoFi Technologies Inc 1.25% 3/15/2029 (f)	5,690,000	11,334,480
Upstart Holdings Inc 0% 2/15/2032 (f)(g)	4,240,000	2,785,680
Upstart Holdings Inc 1% 11/15/2030	3,214,000	2,392,823
Upstart Holdings Inc 2% 10/1/2029	2,787,000	2,771,950
		21,552,182
Financial Services - 1.1%
Affirm Holdings Inc 0.75% 12/15/2029	6,190,000	5,870,596
Euronet Worldwide Inc 0.625% 10/1/2030 (f)	3,000,000	2,666,250
Global Payments Inc 1.5% 3/1/2031	7,286,000	6,626,617
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (f)	2,425,000	3,425,798
Repay Holdings Corp 2.875% 7/15/2029 (f)	2,006,000	1,651,941
Shift4 Payments Inc 0.5% 8/1/2027	4,250,000	3,963,125
		24,204,327
Insurance - 0.0%
Oscar Health Inc 2.25% 9/1/2030 (f)	2,400,000	2,350,799
TOTAL FINANCIALS		96,959,465
Health Care - 10.3%
Biotechnology - 4.6%
Alnylam Pharmaceuticals Inc 0% 9/15/2028 (f)(g)	1,950,000	1,829,120
Alnylam Pharmaceuticals Inc 1% 9/15/2027	5,074,000	6,571,268
Arrowhead Pharmaceuticals Inc 0% 1/15/2032 (g)	4,140,000	4,359,420
Bridgebio Pharma Inc 0.75% 2/1/2033 (f)	3,415,000	3,273,278
Bridgebio Pharma Inc 1.75% 3/1/2031 (f)	3,871,000	6,046,502
Bridgebio Pharma Inc 2.25% 2/1/2029	5,057,000	5,474,203
Bridgebio Pharma Inc 2.5% 3/15/2027	3,376,000	5,533,264
Celcuity Inc 2.75% 8/1/2031	1,314,000	3,152,680
Cogent Biosciences Inc 1.625% 11/15/2031	860,000	1,064,078
Cytokinetics Inc 1.75% 10/1/2031 (f)	7,329,000	9,060,476
Cytokinetics Inc 3.5% 7/1/2027	957,000	1,354,155
Dynavax Technologies Corp 2.5% 5/15/2026	200,000	295,100
Exact Sciences Corp 0.375% 3/1/2028	1,539,000	1,598,251
Exact Sciences Corp 1.75% 4/15/2031 (f)	4,050,000	4,999,725
Exact Sciences Corp 2% 3/1/2030 (f)	3,663,000	5,123,072
Halozyme Therapeutics Inc 0% 2/15/2031 (f)(g)	4,256,000	4,324,096
Halozyme Therapeutics Inc 0.25% 3/1/2027	1,411,000	1,514,179
Halozyme Therapeutics Inc 0.875% 11/15/2032 (f)	4,255,000	4,412,436
Halozyme Therapeutics Inc 1% 8/15/2028	2,969,000	4,000,728
Ionis Pharmaceuticals Inc 0% 12/1/2030 (f)(i)	2,903,000	3,194,301
Ionis Pharmaceuticals Inc 0% 4/1/2026 (g)	2,752,000	3,861,056
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	4,010,000	6,416,000
Mirum Pharmaceuticals Inc 4% 5/1/2029	1,969,000	5,866,388
Novavax Inc 5% 12/15/2027	982,000	1,158,146
PTC Therapeutics Inc 1.5% 9/15/2026	1,737,000	2,348,598
Sarepta Therapeutics Inc 1.25% 9/15/2027	850,000	769,930
Sarepta Therapeutics Inc 4.875% 9/1/2030 (f)	3,690,000	2,712,150
Travere Therapeutics Inc 2.25% 3/1/2029	2,206,000	2,789,708
		103,102,308
Health Care Equipment & Supplies - 2.3%
Alphatec Holdings Inc 0.75% 3/15/2030 (f)	2,409,000	2,791,308
Dexcom Inc 0.375% 5/15/2028	8,013,000	7,504,175
Enovis Corp 3.875% 10/15/2028	2,840,000	2,811,600
Haemonetics Corp 2.5% 6/1/2029	4,313,000	4,229,759
Integer Holdings Corp 1.875% 3/15/2030 (f)	6,093,000	5,849,280
Integer Holdings Corp 2.125% 2/15/2028	785,000	921,590
IRhythm Holdings Inc 1.5% 9/1/2029	4,413,000	5,169,830
Lantheus Holdings Inc 2.625% 12/15/2027	3,691,000	4,416,282
LeMaitre Vascular Inc 2.5% 2/1/2030	1,077,000	1,209,292
LivaNova PLC 2.5% 3/15/2029	2,604,000	3,226,877
Merit Medical Systems Inc 3% 2/1/2029 (f)	4,768,000	5,380,688
Omnicell Inc 1% 12/1/2029	1,318,000	1,356,221
Tandem Diabetes Care Inc 1.5% 3/15/2029	2,184,000	2,436,525
TransMedics Group Inc 1.5% 6/1/2028	3,103,000	5,229,176
		52,532,603
Health Care Providers & Services - 1.1%
Alignment Healthcare Inc 4.25% 11/15/2029	2,173,000	3,240,486
Brookdale Senior Living Inc 3.5% 10/15/2029	1,150,000	2,055,280
Guardant Health Inc 0% 11/15/2027 (i)	3,130,000	3,255,043
Guardant Health Inc 0% 5/15/2033 (f)(i)	3,130,000	3,337,363
Guardant Health Inc 1.25% 2/15/2031	4,263,000	7,287,363
Hims & Hers Health Inc 0% 5/15/2030 (f)(i)	5,879,000	3,898,512
OPKO Health Inc 3.75% 1/15/2029	789,000	978,596
		24,052,643
Health Care Technology - 0.1%
Evolent Health Inc 3.5% 12/1/2029	3,154,000	1,766,240
Life Sciences Tools & Services - 0.4%
Repligen Corp 1% 12/15/2028	3,842,000	3,847,763
Tempus AI Inc 0.75% 7/15/2030 (f)	4,752,000	4,863,672
		8,711,435
Pharmaceuticals - 1.8%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	2,130,000	1,941,495
ANI Pharmaceuticals Inc 2.25% 9/1/2029	1,476,000	1,787,805
Collegium Pharmaceutical Inc 2.875% 2/15/2029	1,649,000	2,197,722
Jazz Investments I Ltd 2% 6/15/2026	4,936,000	6,029,324
Jazz Investments I Ltd 3.125% 9/15/2030	7,060,000	10,067,560
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (f)	2,507,000	3,043,247
Pacira BioSciences Inc 2.125% 5/15/2029	2,080,000	2,008,448
Zoetis Inc 0.25% 6/15/2029 (f)	12,374,000	12,961,765
		40,037,366
TOTAL HEALTH CARE		230,202,595
Industrials - 6.4%
Aerospace & Defense - 1.1%
AeroVironment Inc 0% 7/15/2030 (i)	4,898,000	5,608,210
Astronics Corp 0% 1/15/2031 (f)(g)	1,318,000	2,116,708
BWX Technologies Inc 0% 11/1/2030 (f)(g)	7,708,000	8,039,444
Intuitive Machines Inc 2.5% 10/1/2030 (f)	2,770,000	4,491,832
Spirit AeroSystems Inc 3.25% 11/1/2028	1,590,000	2,603,625
Voyager Technologies Inc 0.75% 11/15/2030 (f)	1,755,000	1,987,538
		24,847,357
Commercial Services & Supplies - 0.2%
Pitney Bowes Inc 1.5% 8/15/2030 (f)	1,450,000	1,465,225
Tetra Tech Inc 2.25% 8/15/2028	3,215,000	3,658,992
		5,124,217
Construction & Engineering - 0.9%
Fluor Corp 1.125% 8/15/2029	5,144,000	6,846,664
Granite Construction Inc 3.25% 6/15/2030	3,830,000	6,961,025
Granite Construction Inc 3.75% 5/15/2028	2,472,000	7,276,332
		21,084,021
Electrical Equipment - 1.7%
Array Technologies Inc 1% 12/1/2028	611,000	546,234
Array Technologies Inc 2.875% 7/1/2031 (f)	1,810,000	2,311,370
Bloom Energy Corp 0% 11/15/2030 (f)(g)	17,427,000	20,476,725
Enovix Corp 4.75% 9/15/2030 (f)	2,555,000	2,124,483
Eos Energy Enterprises Inc 1.75% 12/1/2031 (f)	3,642,000	2,456,529
Fluence Energy Inc 2.25% 6/15/2030	2,564,000	2,767,838
Plug Power Inc 6.75% 12/1/2033 (f)	2,192,000	2,217,334
Stem Inc 4.25% 4/1/2030 (f)	498,000	189,240
Sunrun Inc 4% 3/1/2030	3,008,000	3,525,376
		36,615,129
Ground Transportation - 1.0%
Hertz Corp/The 5.5% 10/1/2030 (f)	2,759,000	1,903,710
Lyft Inc 0% 9/15/2030 (f)(i)	2,150,000	2,074,574
Lyft Inc 0.625% 3/1/2029	4,254,000	4,419,407
Uber Technologies Inc 0.875% 12/1/2028	10,988,000	13,575,674
		21,973,365
Machinery - 0.2%
Greenbrier Cos Inc/The 2.875% 4/15/2028	1,349,000	1,615,562
JBT Marel Corp 0.375% 9/15/2030 (f)	3,241,000	3,443,563
		5,059,125
Passenger Airlines - 0.3%
JetBlue Airways Corp 2.5% 9/1/2029	3,001,000	3,361,120
Joby Aviation Inc 0.75% 2/15/2032	4,610,000	4,481,127
		7,842,247
Professional Services - 0.9%
BlackSky Technology Inc 8.25% 8/1/2033 (f)	1,227,000	1,337,430
CSG Systems International Inc 3.875% 9/15/2028	2,860,000	3,473,470
Parsons Corp 2.625% 3/1/2029	7,267,000	7,612,183
Planet Labs PBC 0.5% 10/15/2030 (f)	3,442,000	7,615,425
		20,038,508
Trading Companies & Distributors - 0.1%
Xometry Inc 0.75% 6/15/2030 (f)	1,520,000	1,795,879
TOTAL INDUSTRIALS		144,379,848
Information Technology - 31.5%
Communications Equipment - 5.6%
Lumentum Holdings Inc 0.375% 3/15/2032 (f)	8,664,000	33,126,804
Lumentum Holdings Inc 0.5% 12/15/2026	3,022,000	21,312,655
Lumentum Holdings Inc 0.5% 6/15/2028	5,511,000	29,489,361
Lumentum Holdings Inc 1.5% 12/15/2029	3,751,000	37,729,434
Viavi Solutions Inc 0.625% 3/1/2031 (f)	1,562,000	3,457,877
		125,116,131
Electronic Equipment, Instruments & Components - 1.5%
Advanced Energy Industries Inc 2.5% 9/15/2028	3,880,000	9,624,340
Itron Inc 0% 3/15/2032 (f)(i)	1,941,000	1,937,118
Itron Inc 1.375% 7/15/2030	4,560,000	4,748,100
Mirion Technologies Inc 0% 10/1/2031 (f)(g)	2,240,000	2,319,800
Mirion Technologies Inc 0.25% 6/1/2030 (f)	1,990,000	2,363,125
OSI Systems Inc 0.5% 2/1/2031 (f)	4,231,000	4,484,437
OSI Systems Inc 2.25% 8/1/2029	2,477,000	4,009,024
Vishay Intertechnology Inc 2.25% 9/15/2030	3,500,000	3,458,000
		32,943,944
IT Services - 5.0%
Akamai Technologies Inc 0.25% 5/15/2033 (f)	12,643,000	15,830,301
Akamai Technologies Inc 0.375% 9/1/2027	7,190,000	7,733,564
Akamai Technologies Inc 1.125% 2/15/2029	7,900,000	8,467,220
Applied Digital Corp 2.75% 6/1/2030	2,989,000	8,921,880
Cloudflare Inc 0% 6/15/2030 (f)(i)	13,946,000	14,620,986
Cloudflare Inc 0% 8/15/2026 (g)	8,500,000	9,191,050
CoreWeave Inc 1.75% 12/1/2031 (f)	15,882,000	16,375,025
DigitalOcean Holdings Inc 0% 8/15/2030 (f)(g)	6,702,000	10,756,710
Fastly Inc 0% 12/15/2030 (f)(i)	1,710,000	2,538,666
Snowflake Inc 0% 10/1/2027 (i)	7,359,000	9,279,699
Snowflake Inc 0% 10/1/2029 (i)	7,250,000	9,497,500
		113,212,601
Semiconductors & Semiconductor Equipment - 3.9%
Cohu Inc 1.5% 1/15/2031 (f)	1,698,000	2,271,924
Impinj Inc 0% 9/15/2029 (f)(g)	1,085,000	989,519
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (i)	4,631,000	7,347,082
Microchip Technology Inc 0% 2/15/2030 (f)(i)	5,477,000	5,667,193
Microchip Technology Inc 0.75% 6/1/2030	6,171,000	6,289,820
MKS Inc 1.25% 6/1/2030	13,022,000	22,651,769
ON Semiconductor Corp 0% 5/1/2027 (g)	11,947,000	16,086,636
ON Semiconductor Corp 0.5% 3/1/2029	8,654,000	8,692,943
Penguin Solutions Inc 2% 8/15/2030	1,767,000	1,916,842
Semtech Corp 0% 10/15/2030 (f)(g)	3,189,000	3,837,962
Semtech Corp 1.625% 11/1/2027	722,000	1,773,954
Synaptics Inc 0.75% 12/1/2031	2,918,000	3,344,028
Ultra Clean Holdings Inc 0% 3/15/2031 (f)(i)	1,123,000	1,149,671
Veeco Instruments Inc 2.875% 6/1/2029	1,562,000	2,025,133
Wolfspeed Inc 2.5% 6/15/2031 (f)	2,363,000	3,994,947
		88,039,423
Software - 10.2%
Alkami Technology Inc 1.5% 3/15/2030 (f)	1,712,000	1,590,745
Bentley Systems Inc 0.375% 7/1/2027	3,857,000	3,679,578
BILL Holdings Inc 0% 4/1/2030 (g)	4,914,000	4,520,880
BlackLine Inc 1% 6/1/2029	4,295,000	3,994,350
Box Inc 1.5% 9/15/2029	3,177,000	2,962,553
Cerence Inc 1.5% 7/1/2028	1,190,000	1,061,479
Cipher Digital Inc 0% 10/1/2031 (f)(g)	8,026,000	10,097,711
Cipher Digital Inc 1.75% 5/15/2030	1,057,000	3,877,869
Cleanspark Inc 0% 2/15/2032 (f)(i)	6,860,000	4,946,060
Cleanspark Inc 0% 6/15/2030 (g)	4,212,000	4,292,028
Core Scientific Inc 0% 6/15/2031 (f)(g)	4,208,000	4,824,573
Core Scientific Inc 3% 9/1/2029 (f)	2,937,000	5,167,284
CyberArk Software Ltd 0% 6/15/2030 (f)(g)	7,668,000	7,802,957
Datadog Inc 0% 12/1/2029 (i)	8,339,000	8,042,966
Dropbox Inc 0% 3/1/2028 (i)	4,640,000	4,577,360
Five9 Inc 1% 3/15/2029	665,000	585,864
Guidewire Software Inc 1.25% 11/1/2029	4,568,000	4,552,012
InterDigital Inc 3.5% 6/1/2027	2,957,000	14,030,965
Life360 Inc 0% 6/1/2030 (f)(g)	2,020,000	2,037,170
LivePerson Inc 0% 12/15/2026 (g)	3,583,000	1,361,540
MARA Holdings Inc 0% 6/1/2031 (i)	5,914,000	5,151,094
MARA Holdings Inc 0% 8/1/2032 (f)(g)	2,990,000	2,078,947
MARA Holdings Inc 2.125% 9/1/2031	9,413,000	7,615,117
Nutanix Inc 0.25% 10/1/2027	4,302,000	4,428,909
Nutanix Inc 0.5% 12/15/2029	310,000	285,045
Pagaya Technologies Ltd 6.125% 10/1/2029	1,069,000	1,248,057
PagerDuty Inc 1.5% 10/15/2028	2,335,000	2,123,683
PAR Technology Corp 1% 1/15/2030	1,066,000	842,140
PAR Technology Corp 1.5% 10/15/2027	261,000	245,678
Porch Group Inc 6.75% 10/1/2028 (f)	1,971,000	1,973,957
Progress Software Corp 3.5% 3/1/2030	2,736,000	2,746,944
Riot Platforms Inc 0.75% 1/15/2030	6,491,000	8,805,042
Rubrik Inc 0% 6/15/2030 (f)(g)	9,673,000	8,608,970
Strategy Inc 0% 3/1/2030 (i)	19,710,000	16,924,977
Strategy Inc 0.625% 3/15/2030	5,160,000	5,980,440
Strategy Inc 0.625% 9/15/2028	11,455,000	12,783,780
Strategy Inc 0.875% 3/15/2031	4,207,000	4,053,445
Terawulf Inc 0% 5/1/2032 (f)(g)	6,331,000	6,942,575
Terawulf Inc 1% 9/1/2031 (f)	6,458,000	9,832,305
Terawulf Inc 2.75% 2/1/2030 (f)	3,125,000	6,668,125
Uber Technologies Inc 0% 5/15/2028 (f)(g)	7,615,000	7,752,070
Unity Software Inc 0% 3/15/2030 (i)	4,276,000	3,982,025
Vertex Inc 0.75% 5/1/2029	2,291,000	2,055,027
Workiva Inc 1.25% 8/15/2028	2,428,000	2,284,748
Zscaler Inc 0% 7/15/2028 (f)(g)	10,450,000	9,572,200
		228,991,244
Technology Hardware, Storage & Peripherals - 5.3%
Seagate HDD Cayman 3.5% 6/1/2028	3,177,000	15,667,375
Super Micro Computer Inc 0% 6/15/2030 (f)(i)	14,097,000	12,661,925
Super Micro Computer Inc 2.25% 7/15/2028	4,097,000	4,033,497
Super Micro Computer Inc 3.5% 3/1/2029	10,767,000	9,996,469
Western Digital Corp 3% 11/15/2028	10,422,000	77,350,000
		119,709,266
TOTAL INFORMATION TECHNOLOGY		708,012,609
Materials - 0.7%
Chemicals - 0.0%
PureCycle Technologies Inc 7.25% 8/15/2030	926,000	871,828
Metals & Mining - 0.7%
MP Materials Corp 3% 3/1/2030 (f)	5,372,000	15,318,258
TOTAL MATERIALS		16,190,086
Real Estate - 3.7%
Health Care REITs - 2.1%
Ventas Realty LP 3.75% 6/1/2026	10,013,000	15,744,441
Welltower OP LLC 2.75% 5/15/2028 (f)	14,199,000	31,003,517
		46,747,958
Industrial REITs - 0.4%
Rexford Industrial Realty LP 4.125% 3/15/2029 (f)	4,047,000	4,036,883
Rexford Industrial Realty LP 4.375% 3/15/2027 (f)	4,029,000	4,022,956
		8,059,839
Office REITs - 0.4%
Boston Properties LP 2% 10/1/2030 (f)	6,461,000	6,073,340
COPT Defense Properties LP 5.25% 9/15/2028 (f)	2,426,000	2,889,035
		8,962,375
Real Estate Management & Development - 0.4%
Compass Inc 0.25% 4/15/2031 (f)	8,499,000	8,106,692
Retail REITs - 0.1%
Federal Realty OP LP 3.25% 1/15/2029 (f)	1,611,000	1,664,163
Tanger Properties LP 2.375% 1/15/2031 (f)	2,470,000	2,587,325
		4,251,488
Specialized REITs - 0.3%
Digital Realty Trust LP 1.875% 11/15/2029 (f)	7,377,000	7,798,227
TOTAL REAL ESTATE		83,926,579
Utilities - 6.7%
Electric Utilities - 4.4%
Alliant Energy Corp 3.25% 5/30/2028 (f)	3,402,000	3,633,918
Duke Energy Corp 4.125% 4/15/2026	11,022,000	12,179,310
Evergy Inc 4.5% 12/15/2027	6,909,000	9,441,149
Exelon Corp 3.25% 3/15/2029 (f)	6,180,000	6,414,840
FirstEnergy Corp 3.625% 1/15/2029 (f)	8,249,000	9,453,354
FirstEnergy Corp 3.875% 1/15/2031 (f)	7,231,000	8,416,884
NextEra Energy Capital Holdings Inc 3% 3/1/2027	6,018,000	8,464,317
PG&E Corp 4.25% 12/1/2027	10,969,000	11,723,667
PPL Capital Funding Inc 2.875% 3/15/2028	6,401,000	7,569,183
PPL Capital Funding Inc 3% 12/1/2030 (f)	5,735,000	6,004,545
Southern Co/The 3.25% 6/15/2028 (f)	8,820,000	9,053,730
Southern Co/The 4.5% 6/15/2027	5,189,000	5,811,680
		98,166,577
Gas Utilities - 0.2%
UGI Corp 5% 6/1/2028	3,843,000	5,480,118
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies Inc 2.5% 7/15/2027	2,627,000	3,286,640
Sunnova Energy International Inc 0.25% (j)(k)	9,870,000	17,272
		3,303,912
Multi-Utilities - 1.8%
CenterPoint Energy Inc 3% 8/1/2028 (f)	2,965,000	3,137,563
CenterPoint Energy Inc 4.25% 8/15/2026	5,085,000	6,102,000
CMS Energy Corp 3.125% 5/1/2031 (f)	5,762,000	5,942,351
CMS Energy Corp 3.375% 5/1/2028	4,952,000	5,627,948
WEC Energy Group Inc 3.375% 6/1/2028 (f)	5,672,000	5,932,911
WEC Energy Group Inc 4.375% 6/1/2027	5,559,000	6,779,201
WEC Energy Group Inc 4.375% 6/1/2029	5,477,000	6,843,512
		40,365,486
Water Utilities - 0.2%
American Water Capital Corp 3.625% 6/15/2026	4,457,000	4,448,086
TOTAL UTILITIES		151,764,179
TOTAL UNITED STATES		1,754,957,054
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,389,455,384)		1,760,038,992

Convertible Preferred Stocks - 13.0%
	Shares	Value ($)
UNITED STATES - 13.0%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Whirlpool Corp Series A, 8.5%	39,300	1,930,022
Financials - 3.9%
Banks - 2.5%
Bank of America Corp Series L, 7.25%	19,545	24,294,630
Wells Fargo & Co Series L, 7.5%	25,120	30,944,697
		55,239,327
Capital Markets - 0.9%
Ares Management Corp 6.75% Series B	192,203	7,269,117
KKR & Co Inc Series D 6.25%	326,942	12,881,515
		20,150,632
Financial Services - 0.5%
Apollo Global Management Inc Series A, 6.75%	239,375	13,411,484
TOTAL FINANCIALS		88,801,443
Health Care - 0.6%
Health Care Providers & Services - 0.3%
BrightSpring Health Services Inc 6.75%	55,500	7,707,840
Life Sciences Tools & Services - 0.3%
Bruker Corp 6.375% Series A	20,000	6,298,600
TOTAL HEALTH CARE		14,006,440
Industrials - 2.8%
Aerospace & Defense - 2.6%
Boeing Co Series A, 6%	755,200	54,857,728
VSE Corp 5.75%	37,200	2,155,740
		57,013,468
Trading Companies & Distributors - 0.2%
QXO Inc Series B 5.5%	84,200	5,602,668
TOTAL INDUSTRIALS		62,616,136
Information Technology - 2.9%
Electronic Equipment, Instruments & Components - 0.2%
Novanta Inc 6.5%	77,500	4,569,400
Semiconductors & Semiconductor Equipment - 0.5%
Microchip Technology Inc Series A 7.5%	190,000	12,321,500
Software - 1.7%
Oracle Corp Series D 6.5%	650,207	29,824,995
Strategy Inc 8%	73,200	5,779,872
		35,604,867
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co 7.625%	199,200	11,828,496
TOTAL INFORMATION TECHNOLOGY		64,324,263
Materials - 0.9%
Chemicals - 0.9%
Albemarle Corp 7.25%	293,475	20,964,184
Utilities - 1.8%
Electric Utilities - 1.7%
NextEra Energy Inc 7.234%	172,800	9,011,520
NextEra Energy Inc 7.299%	253,000	14,400,760
PG&E Corp Series A, 6%	19,600	899,836
Southern Co/The 7.125%	251,565	13,395,836
		37,707,952
Multi-Utilities - 0.1%
CenterPoint Energy Inc 3.369% (e)	75,000	2,991,750
TOTAL UTILITIES		40,699,702
TOTAL UNITED STATES		293,342,190
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $253,576,515)		293,342,190

Non-Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Match Group Holdings II LLC 3.625% 10/1/2031 (f)	3,910,000	3,547,901
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (f)(h)	893,553	955,029
TOTAL UNITED STATES		4,502,930
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,415,629)		4,502,930

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Information Technology - 0.2%
Software - 0.2%
Strategy Inc 11.25% (e)	20,500	2,050,000
Strategy Inc Series A, 10%	34,230	3,377,474

TOTAL UNITED STATES		5,427,474
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $5,630,308)		5,427,474

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.70	24,537,806	24,542,713
Fidelity Securities Lending Cash Central Fund (l)(m)	3.69	15,442,054	15,443,598
TOTAL MONEY MARKET FUNDS (Cost $39,986,311)			39,986,311

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $1,819,750,241)	2,277,096,759
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(25,015,896)
NET ASSETS - 100.0%	2,252,080,863

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
DHT Holdings Inc	Chicago Board Options Exchange	1,000	1,949,000	20.00	4/2026	(125,000)
Scorpio Tankers Inc	Chicago Board Options Exchange	100	790,800	85.00	4/2026	(27,000)

						(152,000)
TOTAL WRITTEN OPTIONS						(152,000)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $2,739,800.
(d)	Security or a portion of the security is on loan at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $731,212,767 or 32.5% of net assets.

(g)	Zero coupon bond which is issued at a discount.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Principal Only Strips represent the right to receive the monthly principal payments.
(j)	Level 3 security.
(k)	Non-income producing - Security is in default.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	51,624,949	143,671,195	170,756,561	169,669	3,130	-	24,542,713	24,537,806	0.0%
Fidelity Securities Lending Cash Central Fund	9,191,230	41,342,953	35,090,941	23,759	356	-	15,443,598	15,442,054	0.0%
Total	60,816,179	185,014,148	205,847,502	193,428	3,486	-	39,986,311

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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